Business Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information
Financial information for our segments is as follows:

	Servicing	Lending	Corporate Items and Other	Corporate Eliminations	Business Segments Consolidated
Results of Operations
Three months ended September 30, 2015
Revenue (1)	$374,936	$29,662	$348	$—	$404,946

Expenses (1) (2)	318,439	23,126	46,161	—	387,726

Other income (expense):
Interest income	1,175	3,883	635	—	5,693
Interest expense	(109,357)	(2,256)	(6,700)	—	(118,313)
Other (1)	38,943	425	114	—	39,482
Other income (expense), net	(69,239)	2,052	(5,951)	—	(73,138)

Income (loss) before income taxes	$(12,742)	$8,588	$(51,764)	$—	$(55,918)

Three months ended September 30, 2014
Revenue (1)	$485,303	$26,877	$1,557	$(39)	$513,698

Expenses (1) (2)	313,964	22,632	118,482	(39)	455,039

Other income (expense):
Interest income	903	4,825	865	—	6,593
Interest expense	(124,106)	(2,601)	(6,342)	—	(133,049)
Other (1)	(3,618)	139	(990)	—	(4,469)
Other income (expense), net	(126,821)	2,363	(6,467)	—	(130,925)

Income (loss) before income taxes	$44,518	$6,608	$(123,392)	$—	$(72,266)

	Servicing	Lending	Corporate Items and Other	Corporate Eliminations	Business Segments Consolidated
Nine months ended September 30, 2015
Revenue (1)	$1,269,269	$106,721	$2,709	$(58)	$1,378,641

Expenses (1) (2)	940,764	73,497	104,133	(58)	1,118,336

Other income (expense):
Interest income	3,232	11,025	2,049	—	16,306
Interest expense	(336,088)	(7,058)	(19,460)	—	(362,606)
Other (1)	82,909	1,826	671	—	85,406
Other income (expense), net	(249,947)	5,793	(16,740)	—	(260,894)

Income (loss) before income taxes	$78,558	$39,017	$(118,164)	$—	$(589)

Nine months ended September 30, 2014
Revenue (1)	$1,526,606	$86,811	$4,734	$(118)	$1,618,033

Expenses (1) (2)	919,998	81,261	148,555	(118)	1,149,696

Other income (expense):
Interest income	1,805	13,117	2,550	—	17,472
Interest expense	(391,122)	(8,271)	(9,736)	—	(409,129)
Other (1)	(4,622)	3,846	710	—	(66)
Other income (expense), net	(393,939)	8,692	(6,476)	—	(391,723)

Income (loss) before income taxes	$212,669	$14,242	$(150,297)	$—	$76,614

	Servicing	Lending	Corporate Items and Other	Corporate Eliminations	Business Segments Consolidated
Total Assets
September 30, 2015	$4,681,176	$2,571,893	$757,985	$—	$8,011,054

December 31, 2014	$5,881,862	$1,963,729	$421,687	$—	$8,267,278

September 30, 2014	$6,059,359	$1,706,964	$589,317	$—	$8,355,640

(1)	Intersegment billings for services rendered to other segments are recorded as revenues, as contra-expense or as other income, depending on the type of service that is rendered.

(2)	Depreciation and amortization expense are as follows:

	Servicing	Lending	Corporate Items and Other	Business Segments Consolidated
For the three months ended September 30, 2015
Depreciation expense	$694	$96	$4,256	$5,046
Amortization of mortgage servicing rights	18,023	85	—	18,108
Amortization of debt discount	329	—	—	329
Amortization of debt issuance costs	2,981	—	344	3,325

For the three months ended September 30, 2014
Depreciation expense	$2,636	$98	$3,022	$5,756
Amortization of mortgage servicing rights	60,689	94	—	60,783
Amortization of debt discount	331	—	—	331
Amortization of debt issuance costs	1,114	—	344	1,458

For the nine months ended September 30, 2015
Depreciation expense	$1,736	$292	$11,439	$13,467
Amortization of mortgage servicing rights	87,926	262	—	88,188
Amortization of debt discount	1,022	—	—	1,022
Amortization of debt issuance costs	9,336	—	1,049	10,385

For the nine months ended September 30, 2014
Depreciation expense	$8,099	$235	$8,267	$16,601
Amortization of mortgage servicing rights	185,263	613	199	186,075
Amortization of debt discount	991	—	—	991
Amortization of debt issuance costs	3,241	—	513	3,754

Financial information for our segments is as follows:

	Servicing	Lending	Corporate Items and Other	Corporate Eliminations	Business Segments Consolidated
Results of Operations
For the year ended December 31, 2014
Revenue (1)	$1,985,436	$119,220	$6,825	$(156)	$2,111,325
Operating expenses (1) (2)	1,643,323	156,272	235,769	(156)	2,035,208
Income (loss) from operations	342,113	(37,052)	(228,944)	—	76,117
Other income (expense):
Interest income	2,981	16,459	3,551	—	22,991
Interest expense	(515,141)	(10,725)	(15,891)	—	(541,757)
Other (1)	(4,043)	4,476	(943)	—	(510)
Other income (expense), net	(516,203)	10,210	(13,283)	—	(519,276)
Loss before income taxes	$(174,090)	$(26,842)	$(242,227)	$—	$(443,159)

For the year ended December 31, 2013
Revenue (1)	$1,895,921	$120,899	$22,092	$(639)	$2,038,273
Operating expenses (1) (2)	1,096,084	98,194	107,188	(172)	1,301,294
Income (loss) from operations	799,837	22,705	(85,096)	(467)	736,979
Other income (expense):
Interest income	1,599	16,295	4,461	—	22,355
Interest expense	(381,477)	(13,508)	(601)	—	(395,586)
Other (1)	(28,292)	10,132	6,424	467	(11,269)
Other income (expense), net	(408,170)	12,919	10,284	467	(384,500)
Income (loss) before income taxes	$391,667	$35,624	$(74,812)	$—	$352,479

For the year ended December 31, 2012
Revenue (1)	$840,630	$356	$5,122	$(905)	$845,203
Operating expenses (1) (2)	344,315	409	19,667	(484)	363,907
Income (loss) from operations	496,315	(53)	(14,545)	(421)	481,296
Other income (expense):
Interest income	9	309	8,011	—	8,329
Interest expense	(221,948)	(514)	(993)	—	(223,455)
Other (1)	(13)	—	(9,070)	421	(8,662)
Other income (expense), net	(221,952)	(205)	(2,052)	421	(223,788)
Income (loss) before income taxes	$274,363	$(258)	$(16,597)	$—	$257,508

	Servicing	Lending	Corporate Items and Other	Corporate Eliminations	Business Segments Consolidated
Total Assets
December 31, 2014	$5,881,862	$1,963,729	$421,687	$—	$8,267,278

December 31, 2013	$6,295,976	$1,195,812	$435,215	$—	$7,927,003

December 31, 2012	$4,575,489	$476,434	$634,039	$—	$5,685,962

(1)	Intersegment billings for services rendered to other segments are recorded as revenues, as contra-expense or as other income, depending on the type of service that is rendered.
(2)Depreciation and amortization expense are as follows:

	Servicing	Lending	Corporate Items and Other	Business Segments Consolidated
For the year ended December 31, 2014:
Depreciation expense	$9,955	$332	$11,623	$21,910
Amortization of MSRs	249,471	705	199	250,375
Amortization of debt discount	1,318	—	—	1,318
Amortization of debt issuance costs	4,294	—	845	5,139

For the year ended December 31, 2013:
Depreciation expense	$13,525	$320	$10,400	$24,245
Amortization of MSRs	282,526	255	—	282,781
Amortization of debt discount	1,412	—	—	1,412
Amortization of debt issuance costs	4,395	—	—	4,395

For the year ended December 31, 2012:
Depreciation expense	$1,469	$8	$4,243	$5,720
Amortization of MSRs	72,897	—	—	72,897
Amortization of debt discount	3,259	—	—	3,259
Amortization of debt issuance costs	3,718	—	—	3,718

Depreciation and Amortization [Member]
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information
Depreciation and amortization expense are as follows:

	Servicing	Lending	Corporate Items and Other	Business Segments Consolidated
For the three months ended September 30, 2015
Depreciation expense	$694	$96	$4,256	$5,046
Amortization of mortgage servicing rights	18,023	85	—	18,108
Amortization of debt discount	329	—	—	329
Amortization of debt issuance costs	2,981	—	344	3,325

For the three months ended September 30, 2014
Depreciation expense	$2,636	$98	$3,022	$5,756
Amortization of mortgage servicing rights	60,689	94	—	60,783
Amortization of debt discount	331	—	—	331
Amortization of debt issuance costs	1,114	—	344	1,458

For the nine months ended September 30, 2015
Depreciation expense	$1,736	$292	$11,439	$13,467
Amortization of mortgage servicing rights	87,926	262	—	88,188
Amortization of debt discount	1,022	—	—	1,022
Amortization of debt issuance costs	9,336	—	1,049	10,385

For the nine months ended September 30, 2014
Depreciation expense	$8,099	$235	$8,267	$16,601
Amortization of mortgage servicing rights	185,263	613	199	186,075
Amortization of debt discount	991	—	—	991
Amortization of debt issuance costs	3,241	—	513	3,754

Depreciation and amortization expense are as follows:

	Servicing	Lending	Corporate Items and Other	Business Segments Consolidated
For the year ended December 31, 2014:
Depreciation expense	$9,955	$332	$11,623	$21,910
Amortization of MSRs	249,471	705	199	250,375
Amortization of debt discount	1,318	—	—	1,318
Amortization of debt issuance costs	4,294	—	845	5,139

For the year ended December 31, 2013:
Depreciation expense	$13,525	$320	$10,400	$24,245
Amortization of MSRs	282,526	255	—	282,781
Amortization of debt discount	1,412	—	—	1,412
Amortization of debt issuance costs	4,395	—	—	4,395

For the year ended December 31, 2012:
Depreciation expense	$1,469	$8	$4,243	$5,720
Amortization of MSRs	72,897	—	—	72,897
Amortization of debt discount	3,259	—	—	3,259
Amortization of debt issuance costs	3,718	—	—	3,718